GOODWILL AND INTANGIBLE ASSETS (Narrative) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Retail Pro International LLC
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 2,814
On Track Innovation Ltd.
Disclosure of detailed information about intangible assets [line items]
Goodwill	2,724
Nayax Retail Ltd
Disclosure of detailed information about intangible assets [line items]
Goodwill	2,358
Weezmo
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,078
Vendsys
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 891